Total
Class 3 Prospectus | Ultra-Short Bond Fund
Ultra-Short Bond Fund
Investment objective
The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class 3 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 3 Prospectus Ultra-Short Bond Fund Class 3
Management fee	0.26%	[1]
Distribution and/or service (12b-1) fees	0.18%
Other expenses	0.05%
Total annual fund operating expenses	0.49%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Class 3 Prospectus | Ultra-Short Bond Fund | Class 3 | USD ($)	50	157	274	616

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, calculation of the fund's portfolio turnover rate excludes securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns

Highest/Lowest quarterly results during this period were: Highest 0.54% (quarter ended March 31, 2019) Lowest -0.18% (quarter ended June 30, 2021)
Average annual total returns For the periods ended December 31, 2021:
Average Annual Returns - Class 3 Prospectus - Ultra-Short Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class 3	(0.45%)	0.67%	0.15%	0.85%	Feb. 08, 1984
Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	0.10%	1.41%	0.89%		Feb. 08, 1984
Lipper Ultra-Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.10%	1.47%	1.11%	4.16%	Feb. 08, 1984
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	0.02%	0.88%	0.46%	3.37%	Feb. 08, 1984
[1]	Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.